Share-based payments - Disclosure of Information Concerning Outstanding Stock Options (Details)	12 Months Ended
	Sep. 30, 2018 CAD ($) shares	Sep. 30, 2017 CAD ($) shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of year (in shares) | shares	15,237,883	16,623,619
Granted (in shares) | shares	1,944,829	2,961,866
Exercised (in shares) | shares	(2,737,156)	(2,079,150)
Forfeited (in shares) | shares	(1,610,969)	(2,267,952)
Expired (in shares) | shares	(3,761)	(500)
Outstanding, end of year (in shares) | shares	12,830,826	15,237,883
Exercisable, end of year (in shares) | shares	5,695,951	7,527,054
Outstanding, beginning of year (in CAD per share) | $	$ 44.70	$ 39.40
Granted (in CAD per share) | $	83.94	63.22
Exercised (in CAD per share) | $	28.19	23.94
Forfeited (in CAD per share) | $	61.93	49.12
Expired (in CAD per share) | $	28.13	7.72
Outstanding, end of year (in CAD per share) | $	52.01	44.70
Exercisable, end of year (in CAD per share) | $	$ 34.11	$ 28.77